Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net loss Per Ordinary Share

The following table reflects the calculation of basic and diluted net loss per ordinary share:

	Six Months Ended June 30, 2025	For the period from February 6, 2024 (inception) through June 30, 2024
Numerator:
Net loss	$(1,239)	$—
Denominator:
Weighted average of Ordinary Shares outstanding	1,000	1,000
Basic and diluted net loss per Ordinary Share	$(1.24)	$—